Allowance For Doubtful Accounts For Trade Accounts Receivable (Summary Of Changes In The Allowance For Doubtful Accounts For Trade Accounts Receivable) (Details) (USD $)	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Allowance For Doubtful Accounts For Trade Accounts Receivable [Abstract]
Balance at beginning of year	$ 145,616	$ 120,450	$ 108,913
Bad debt expense (recovery)	(10,327)	40,231	29,798
Losses charged to allowance	(43,141)	(15,065)	(18,261)
Balance at ending of year	$ 92,148	$ 145,616	$ 120,450